Goodwill and Other Intangible Assets - Rollforward of Goodwill and Indefinite Lived Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Goodwill [Roll Forward]
Balance - 31 March 2018	$ 4,900,000
Acquired during the period	220,000,000
Impairment	(4,600,000)
Foreign exchange impact	(19,200,000)
Balance - 31 March 2019	201,100,000	$ 4,900,000
Indefinite-lived Intangible Assets [Roll Forward]
Balance - 31 March 2018	0
Acquired during the period	126,800,000
Foreign exchange impact	(10,700,000)
Balance - 31 March 2019	116,100,000	0
Other	7,400,000	7,400,000
Europe Building Products
Goodwill [Roll Forward]
Balance - 31 March 2019	200,800,000
Asia Pacific
Goodwill [Roll Forward]
Balance - 31 March 2018	300,000
Balance - 31 March 2019	300,000	300,000
Other Businesses
Goodwill [Roll Forward]
Balance - 31 March 2018	4,600,000
Impairment	$ (4,600,000)	0	$ 0
Balance - 31 March 2019		$ 4,600,000